Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Schedule of approximate amount of firm orders

	2022	2021
2022	-	2,805,899
2023	4,234,480	3,384,587
2024	5,847,873	6,101,396
2025	6,970,535	6,428,138
2026	3,521,916	3,227,784
Total	20,574,804	21,947,804

Schedule of advances for aircraft acquisition

	2022	2021
2022	-	248,109
2023	1,642,175	1,174,768
2024	1,990,773	2,145,764
2025	2,355,513	2,279,227
2026	1,182,264	1,141,513
Total	7,170,725	6,989,381